Average Annual Total Returns{- Freedom 2010 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-09 - Freedom 2010 Portfolio	VIP Freedom 2010 Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Freedom 2010 Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Freedom 2010 Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Freedom 2010 Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Freedom 2010 Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Freedom 2010 Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Freedom 2010 Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Freedom 2010 Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Freedom 2010 Portfolio-Service 2 VIP Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0201 Past 1 year	F0201 Past 5 years	F0201 Past 10 years
Total	12.49%	8.37%	7.03%	12.39%	8.26%	6.93%	12.24%	8.10%	6.77%	7.51%	4.44%	3.84%	10.42%	7.76%	6.88%